Acquisitions - Summary of Purchase Price Allocations (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Feb. 11, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Nov. 28, 2017	Sep. 30, 2017	Jun. 30, 2017	Jun. 28, 2017	Jan. 27, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill	$ 125,152		$ 116,078	$ 116,237	$ 116,312	$ 116,758	$ 114,162		$ 110,525	$ 109,781			$ 97,453
Forrest-Pruzan Creative LLC [Member]
Business Acquisition [Line Items]
Goodwill		$ 8,900
Funko Acquisition Holdings, L.L.C. [Member] | Loungefly [Member]
Business Acquisition [Line Items]
Cash											$ 1,501
Accounts receivable											3,315
Inventory											2,351
Other current assets											132
Property and equipment											214
Intangible assets			12,605								12,605
Goodwill											11,249
Current liabilities											(10,711)
Consideration transferred											$ 20,656
Funko Acquisition Holdings, L.L.C. [Member] | Underground Toys Limited [Member]
Business Acquisition [Line Items]
Inventory												$ 15,263
Other current assets												1,122
Property and equipment												289
Intangible assets			$ 6,500									6,500
Goodwill												3,438
Current liabilities												(6,622)
Consideration transferred												$ 19,990
Funko Acquisition Holdings, L.L.C. [Member] | A Large Evil Corporation Limited [Member]
Business Acquisition [Line Items]
Cash								$ 645
Accounts receivable								30
Other current assets								321
Property and equipment								76
Goodwill								4,000
Current liabilities								(207)
Consideration transferred								$ 4,865
Funko Acquisition Holdings, L.L.C. [Member] | Forrest-Pruzan Creative LLC [Member]
Business Acquisition [Line Items]
Cash		131
Property and equipment		14
Intangible assets		3,133
Goodwill		8,922
Current liabilities		(281)
Consideration transferred		11,936
Operating lease right-of-use assets		1,027
Other assets		17
Operating lease liabilities		$ (1,027)